UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   646 Steamboat Road
           --------------------------------------------------
           Greenwich, CT 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-863-1430
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /S/ Kevin McCormack               Greenwich, CT         02/14/00
       ------------------------   ------------------------------  ------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number    Name

        28-
            -------------       ----------------------------------------
        [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:       $1,348,274
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                   28-
     ------           -----------              -------------------------

     [Repeat as necessary.]


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- ------- --- ---- ---------- -------- ---- ------ ----

FIRST WORLD COMM. INC.   CORPORATE   337625AC1  26,263  47,750,000(SH)    (SOLE)            47,750,000(SOLE)

ALKERMES INC             COMMON STK  01642T108  27,019     550,000(SH)    (SOLE)               550,000(SOLE)

ALLSCRIPTS INC.          COMMON STK  019886100  44,000   1,000,000(SH)    (SOLE)             1,000,000(SOLE)

ALPINE GROUP US          COMMON STK  020825105  14,163   1,100,000(SH)    (SOLE)             1,100,000(SOLE)

ALZA CORP.               COMMON STK  022615108  10,388     300,000(SH)    (SOLE)               300,000(SOLE)

ASSOCIATED GROUP         COMMON STK  045651205  42,320     460,000(SH)    (SOLE)               460,000(SOLE)

CALLOWAY GOLF            COMMON STK  131193104  18,572   1,050,000(SH)    (SOLE)             1,050,000(SOLE)

CAREMARK RX INC          COMMON STK  141705103  37,842   7,475,000(SH)    (SOLE)             7,475,000(SOLE)

CENDANT CORP             COMMON STK  151313103  32,141   1,210,000(SH)    (SOLE)             1,210,000(SOLE)

COGNOS INC               COMMON STK  19244C109  23,063     500,000(SH)    (SOLE)               500,000(SOLE)

COMPUCREDIT CORP         COMMON STK  20478N100  30,800     800,000(SH)    (SOLE)               800,000(SOLE)

CON GRAPHICS             COMMON STK  209341106  14,938   1,000,000(SH)    (SOLE)             1,000,000(SOLE)

DANKA BUSINESS SYS PLC   COMMON STK  236277109  34,891   2,750,000(SH)    (SOLE)             2,750,000(SOLE)

DELTA AIR                COMMON STK  247361108  24,906     500,000(SH)    (SOLE)               500,000(SOLE)

DOUBLECLICK              COMMON STK  258609304  45,000     300,000(SH)(P) (SOLE)               300,000(SOLE)

ELAN CORP PLC            COMMON STK  284131208   8,850     300,000(SH)    (SOLE)               300,000(SOLE)

FIRSTWORLD COMMUNICATION COMMON WAR  337625115   5,730      47,750(SH)    (SOLE)                47,750(SOLE)

GENENTECH                COMMON STK  368710406  45,058     335,000(SH)    (SOLE)               335,000(SOLE)

GLOBAL MARINE CORP       COMMON STK  379352404   5,819     350,000(SH)    (SOLE)               350,000(SOLE)

GLOBAL TELESYSTEMS GROUP COMMON STK  37936U104  50,040   1,440,000(SH)    (SOLE)             1,440,000(SOLE)

HARTFORD FINANCIAL SVCS  COMMON STK  416515104  14,213     300,000(SH)    (SOLE)               300,000(SOLE)

HUMAN GENOME SCIENCES IN COMMON STK  444903108     845      20,000(SH)(P) (SOLE)                20,000(SOLE)

ICG COMMUNICATIONS       COMMON STK  449246107  19,219   1,025,000(SH)    (SOLE)             1,025,000(SOLE)

INFONET                  COMMON STK  45666T106  16,406     625,000(SH)    (SOLE)               625,000(SOLE)

MARIMBA INC              COMMON STK  56781Q109  14,970     325,000(SH)    (SOLE)               325,000(SOLE)

MATTEL                   COMMON STK  577081102  14,438   1,100,000(SH)    (SOLE)             1,100,000(SOLE)

MEDIAONE GROUP INC       COMMON STK  58440J104  30,725     400,000(SH)    (SOLE)               400,000(SOLE)

MONTANA POWER CORP       COMMON STK  612085100  19,834     550,000(SH)    (SOLE)               550,000(SOLE)

MULTEX.COM INC           COMMON STK  625367107  12,228     325,000(SH)    (SOLE)               325,000(SOLE)

NTLI INC                 COMMON STK  629407107 130,364   1,045,000(SH)    (SOLE)             1,045,000(SOLE)

NATIONAL SEMICONDUCTOR   COMMON STK  637640103  17,125     400,000(SH)    (SOLE)               400,000(SOLE)

NAVISTAR INTL CORP       COMMON STK  63934E108  22,325     475,000(SH)    (SOLE)               475,000(SOLE)

NAVIGANT CONSULTING INC  COMMON STK  63935N107  16,748   1,540,000(SH)    (SOLE)             1,540,000(SOLE)

OCEAN ENERGY INC         COMMON STK  67481E106  13,950   1,800,000(SH)    (SOLE)             1,800,000(SOLE)

OMNICARE INC             COMMON STK  681904108  29,220   2,435,000(SH)    (SOLE)             2,435,000(SOLE)

OUTBACK STEAKHOUSE INC   COMMON STK  689899102  28,531   1,100,000(SH)    (SOLE)             1,100,000(SOLE)

PARAMETRIC               COMMON STK  699173100  24,356     900,000(SH)    (SOLE)               900,000(SOLE)

PENNACO ENERGY           COMMON STK  708046107   6,280     785,000(SH)    (SOLE)               785,000(SOLE)

PER-SE TECHNOLOGIES INC  COMMON STK  713569309  11,769   1,400,001(SH)    (SOLE)             1,400,001(SOLE)

PEREGRINE SYSTEMS        COMMON STK  71366Q101  25,256     300,000(SH)    (SOLE)               300,000(SOLE)

QLT PHOTO                COMMON STK  746927102  24,969     425,000(SH)    (SOLE)               425,000(SOLE)

RHYTHMS NETCONNECTIONS I COMMON STK  762430205  29,450     950,000(SH)    (SOLE)               950,000(SOLE)

TELEPHONE AND DATA SYSTE COMMON STK  879433100  22,050     175,000(SH)    (SOLE)               175,000(SOLE)

TOTAL RENAL CARE         COMMON STK  89151A107  31,782   4,752,500(SH)    (SOLE)             4,752,500(SOLE)

TYCO INTERNATIONAL LTD   COMMON STK  902124106  96,525   2,475,000(SH)    (SOLE)             2,475,000(SOLE)

UNITED GLOBAL COMMUNICAT PREFER STK  913247102  66,000     750,000(SH)    (SOLE)               750,000(SOLE)

UNITED GLOBAL COMMUNICAT COMMON STK  913247508  39,727     562,500(SH)    (SOLE)               562,500(SOLE)

VINTAGE PETROLEUM INC    COMMON STK  927460105  10,856     900,000(SH)    (SOLE)               900,000(SOLE)

WILLIAMS CO              COMMON STK  969457100  15,281     500,000(SH)    (SOLE)               500,000(SOLE)

ORCKIT COMMUNICATIONS LT COMMON STK  M7531S107   1,029      30,000(SH)    (SOLE)                30,000(SOLE)

REPORT TOTALS                                1,348,274





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